Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and principal activities [Line Items]
Adjusted retrospectively as addition paid-in capital (in Dollars)	$ 3
Net loss per ordinary share - basic		95,996,861	85,441,057	81,600,000
Net loss per ordinary share - diluted		95,996,861	85,441,057	81,600,000
Number of Earnout shares				1,600,000
Class A Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares		31,971,435
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares		49,628,565
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Maximum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00005			$ 0.00005
Net loss per ordinary share - diluted				81,600,000
Minimum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001			$ 0.0001
Net loss per ordinary share - basic				418,668,614